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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002

                  Check here if Amendment [ ]; Amendment Number

                                 This Amendment:

                              [ ] is a restatement.

                              [ ] adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name: Northrop Grumman Space & Mission Systems Corp. (formerly, TRW Inc.)

Address: 1900 Richmond Road, Cleveland, Ohio 44124

Form 13F File Number: 28-191

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Kathleen A. Weigand

Title: Assistant General Counsel and Assistant Secretary

Phone: (216) 291-7979

Signature, Place and Date of Signing:

/s/ Kathleen A. Weigand
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Lyndhurst, Ohio
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February 13, 2003
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Northrop Grumman Investment Management Company (formerly, TRW Investment
Management Company) ("NGIMC") has filed a Form 13F relating to securities over which it has investment discretion. NGIMC is a wholly-owned subsidiary of Northrop Grumman Space & Mission Systems Corp. Under Rule 13f-1(b) Northrop Grumman Space & Mission Systems Corp. may be deemed to have investment discretion with respect to securities over which NGIMC has investment discretion. Northrop Grumman Space & Mission Systems Corp. disclaims investment discretion with respect to all such securities.

Report Type
[   ]        13F HOLDINGS REPORT.
[ X ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-201

Name: Northrop Grumman Investment Management Company